STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - Dillard's, Inc. Investment & Employee Stock Ownership Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
Total investments	$ 3,603,879,691	$ 2,869,600,445
Non-interest bearing cashs	2,237,795	3,636,231
Receivables:
Employer contributions	10,487	13,357
Accrued interest & dividends	138,588,966	123,170,288
Notes receivable from participants	7,382,583	7,576,739
Total receivables	145,982,036	130,760,384
Total assets	3,752,099,522	3,003,997,060
LIABILITIES
Administrative expenses payable	59,303	45,072
Other liabilities	2,356
Total liabilities	61,659	45,072
NET ASSETS AVAILABLE FOR BENEFITS	3,752,037,863	3,003,951,988
Dillard's, Inc. common stock
Investments, at fair value:
Total investments	2,742,549,187	2,093,312,977
Mutual funds
Investments, at fair value:
Total investments	289,167,714	250,803,377
Collective trust funds
Investments, at fair value:
Total investments	$ 572,162,790	$ 525,484,091